Revenue and Contract Balances (Details) - Schedule of changes in deferred revenue - Leafly Holdings, Inc.[Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Principal Transaction Revenue [Line Items]
Balance December 31, 2020	$ 1,585
Add: net increase in current period contract liabilities	2,112	$ 1,585	$ 2,086
Less: revenue recognized from beginning balance	(1,518)	(2,086)	$ (2,131)
Balance September 30, 2021	$ 2,179	$ 1,585